Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 16, 2018	Feb. 11, 2016
Summary of Significant Accounting Policies and Accounting Changes (Textual)
Total hardware sales					$ 5,400	$ 3,031
Total services and other revenue	$ 2,839	$ 1,543	$ 4,070	$ 2,081	5,412	3,031
Federal Deposit Insurance Corporation					250
Inventory net of allowance					10	10
Depreciation expense					345	272
Research and development and software development costs					$ 524	270
Intangible assets amortizes costs					Over 5 years once
Outstanding stock options and warrants	1,759,695		1,759,695		$ 1,600	1,200
Dividends on convertible preferred stock	129		240		246	463
Stock based compensation expense	113	71	177	142	$ 284	273
Convertible promissory notes	1,250,095		1,250,095
Recognizes liability related to warrants					549,421		61,729
Common stock issuable upon conversion								675,632
Percentage of accounts receivable					51.00%
Accounts receivable from related party	$ 2,650	$ 2,078	$ 2,650	$ 2,078	$ 3,017	$ 543